Provisions	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
Provisions

16. PROVISIONS

Details of the provisions are as follows:

At December 31, 2025	Non-current			Current
(In thousand Euros)	Other	Service warranties	Total Non-current	Other	Service warranties	Total Current
Carrying amount at the beginning of the year	422	2,642	3,064	500	1,849	2,349
Financial expense from provisions update (Note 21)	29	—	29	29	—	29
Charge / (Credit) to results:	310	(795)	(485)	13	(398)	(385)
(+) additional provisions recognized (net)	310	254	564	13	168	181
(+/-) Short-term transferred	—	—	—	—	—	—
(-) Amounts used during the year	—	(1,049)	(1,049)	—	(566)	(566)
Carrying amount at year end	761	1,847	2,608	513	1,451	1,964

At December 31, 2024	Non-current			Current
(In thousand Euros)	Other	Service warranties	Total Non-current	Other	Service warranties	Total Current
Carrying amount at the beginning of the year	11,652	2,184	13,836	—	1,752	1,752
Reversal of ABL put option liability	(12,000)	—	(12,000)	—	—	—
Financial expense from provisions update (Note 21)	1,669	—	1,669	—	—	—
Charge / (Credit) to results:	(899)	458	(441)	500	97	597
(+) additional provisions recognized (net)	655	2,032	2,687	—	1,475	1,475
(+/-) Short-term transferred	(500)	—	(500)	500	—	500
(-) Amounts used during the year	(1,054)	(1,574)	(2,628)	—	(1,378)	(1,378)
Carrying amount at year end	422	2,642	3,064	500	1,849	2,349

Service warranties

Products developed and sold by the Group are under warranty for a period of three years and, therefore, a provision is made annually to cover the estimated costs that could be incurred in relation to projects and products under warranty at year end. This provision is calculated based on an estimate of warranty costs incurred and their relation to the volume of sales under warranty.

Other provisions

As of December 31, 2025, “Other” provisions caption includes mainly the contingent consideration (earn-out) related to Ares amounting to Euros 1,000 thousand and a provision for indemnities for an amount of Euros 274 thousand.

As of December 31, 2024, the "Other" provisions caption included mainly the contingent consideration (earn-out) related to Ares amounting to Euros 922 thousand. During 2024, we reversed the put option liability related to ABL acquisition as a consequence of it not being executed prior to its expiration.

As of December 31, 2025 there are various ongoing claims in relation to commercial agreements, amounting to a maximum expenses of Euros 2.3 million. The Company, along with its external advisors assesses the likelihood of success of the claim as possible, but not probable, and therefore no provision has been recorded in relation to these claims.